DEBT DEBT MATURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 0
2019	29,700
2020	0
2021	0
2022	0
Thereafter	525,000
Long-term Debt	554,700	$ 578,864
Deferred Finance Costs, Net	9,281
Debt Instrument, Unamortized Premium	3,374
Long-term Debt and Capital Lease Obligations	$ 548,793